Pension obligations (Schedule of additional information about defined benefit plans) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Obligations [Line Items]
Opening defined benefit obligation	$ 211,512	$ 383,054
Current service cost	9,880	11,032
Past service cost related to the new collective bargaining agreement	0	383
Interest cost	7,156	12,009
Benefits paid from plan	(16,745)	(29,499)
Benefits paid from employer	(934)	(1,998)
Participant contributions	64	98
Effects of movements in exchange rates	10,814	(32,015)
Arising from changes in demographic assumptions	0	0
Arising from changes in financial assumptions	30,455	(11,585)
Arising from experience adjustments	(2,258)	(2,112)
Settlement payments from plan assets	(6,307)	(120,018)
Loss on settlement	96	2,163
Closing defined benefit obligation	$ 243,733	$ 211,512